ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
ACCOUNTS AND NOTES RECEIVABLE
5.	AccOUNTS AND Notes receivable

The Group’s accounts receivable is net of the allowance for doubtful accounts. Changes in allowance for doubtful accounts for the years ended December 31, 2016 and 2017 are as follows:

In millions of $	As of December 31,
	2016	2017

Beginning balance	23.7	22.3
Provision for doubtful debt	3.3	36.4
Write-off of doubtful debt	(3.2)	(0.1)
Effect of foreign currency translation	(1.5)	2.7

Ending balance	22.3	61.3

Notes receivable represents bank drafts that are non-interest bearing and due within six months. Such bank drafts have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximates fair value.